Subsequent Events (Details) - Subsequent Event [Member] $ in Thousands	Jun. 30, 2024 USD ($) shares
Subsequent Event [Line Items]
Consultancy contracts	2
Number of vendors	2
Compensation vendors settled total new shares (in Shares) | shares	2,500,000
Compensation vendors settled total new shares value (in Dollars) | $	$ 1,500